Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000124329 | 912797PW1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000124329 | 31959XAA1 | First Citizens BancShares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000124329 | 29273VAN0 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000124329 | 92917AAG1 | Voya CLO Ltd., C
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000124329 | BL4609857 | Aramark Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000124329 | 315916783 | Fidelity Advisor Floating Rate High Income Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124329 | 064058AJ9 | Bank of New York Mellon Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124329 | 654740BS7 | Nissan Motor Acceptance Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124329 | 00912XBJ2 | Air Lease Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124329 | 26829CBB2 | Man GLG US CLO, BR
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124329 | ABS00253CGQ4
Holdings [Line Items]
Percent of Total Investments	20.60%
C000124329 | CMO3136FCUF1
Holdings [Line Items]
Percent of Total Investments	6.00%
C000124329 | Financials00080QAF2
Holdings [Line Items]
Percent of Total Investments	47.80%
C000124329 | Fixed Income - Other315916783
Holdings [Line Items]
Percent of Total Investments	3.30%
C000124329 | Financials064058AJ9
Holdings [Line Items]
Percent of Total Investments	9.00%
C000124329 | Consumer DiscretionaryBL4679264
Holdings [Line Items]
Percent of Total Investments	10.00%
C000124329 | U.S. Treasury Obligations912797PW1
Holdings [Line Items]
Percent of Total Investments	3.30%
C000124329 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000124329 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124329 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000124329 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124329 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000124329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000124329 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000124329 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000124329 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000124329 | CMO
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000124329 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000124329 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000124329 | CLO
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000124329 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000124331 | 912797PW1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000124331 | 31959XAA1 | First Citizens BancShares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000124331 | 29273VAN0 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000124331 | 92917AAG1 | Voya CLO Ltd., C
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000124331 | BL4609857 | Aramark Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000124331 | 315916783 | Fidelity Advisor Floating Rate High Income Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124331 | 064058AJ9 | Bank of New York Mellon Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124331 | 654740BS7 | Nissan Motor Acceptance Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124331 | 00912XBJ2 | Air Lease Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124331 | 26829CBB2 | Man GLG US CLO, BR
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124331 | ABS00253CGQ4
Holdings [Line Items]
Percent of Total Investments	20.60%
C000124331 | CMO3136FCUF1
Holdings [Line Items]
Percent of Total Investments	6.00%
C000124331 | Financials00080QAF2
Holdings [Line Items]
Percent of Total Investments	47.80%
C000124331 | Fixed Income - Other315916783
Holdings [Line Items]
Percent of Total Investments	3.30%
C000124331 | Financials064058AJ9
Holdings [Line Items]
Percent of Total Investments	9.00%
C000124331 | Consumer DiscretionaryBL4679264
Holdings [Line Items]
Percent of Total Investments	10.00%
C000124331 | U.S. Treasury Obligations912797PW1
Holdings [Line Items]
Percent of Total Investments	3.30%
C000124331 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000124331 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124331 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000124331 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124331 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000124331 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000124331 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000124331 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000124331 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000124331 | CMO
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000124331 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000124331 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000124331 | CLO
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000124331 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000124332 | 912797PW1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000124332 | 31959XAA1 | First Citizens BancShares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000124332 | 29273VAN0 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000124332 | 92917AAG1 | Voya CLO Ltd., C
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000124332 | BL4609857 | Aramark Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000124332 | 315916783 | Fidelity Advisor Floating Rate High Income Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124332 | 064058AJ9 | Bank of New York Mellon Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124332 | 654740BS7 | Nissan Motor Acceptance Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124332 | 00912XBJ2 | Air Lease Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124332 | 26829CBB2 | Man GLG US CLO, BR
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124332 | ABS00253CGQ4
Holdings [Line Items]
Percent of Total Investments	20.60%
C000124332 | CMO3136FCUF1
Holdings [Line Items]
Percent of Total Investments	6.00%
C000124332 | Financials00080QAF2
Holdings [Line Items]
Percent of Total Investments	47.80%
C000124332 | Fixed Income - Other315916783
Holdings [Line Items]
Percent of Total Investments	3.30%
C000124332 | Financials064058AJ9
Holdings [Line Items]
Percent of Total Investments	9.00%
C000124332 | Consumer DiscretionaryBL4679264
Holdings [Line Items]
Percent of Total Investments	10.00%
C000124332 | U.S. Treasury Obligations912797PW1
Holdings [Line Items]
Percent of Total Investments	3.30%
C000124332 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000124332 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124332 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000124332 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124332 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000124332 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000124332 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000124332 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000124332 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000124332 | CMO
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000124332 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000124332 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000124332 | CLO
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000124332 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.60%